Share-based Payments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized as a percentage of common shares outstanding from time to time	10.00%
Share-based compensation expense from equity-settled arrangements	$ 300	$ 400
Number of share options exercised in share-based payment arrangement	900,000
Employee stock purchases and exercises of stock options (values)	$ 2,100	0
Compensation expenses recorded in G&A	$ 16,351	8,776
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Expiration period	5 years
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Settled period from vesting dates	30 days
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled period from vesting dates	60 days
Performance Share Units [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance share units vested percentage	0.00%
Performance Share Units [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance share units vested percentage	200.00%
Deferred Share Units (DFU), Restricted Share Units and Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses recorded in G&A	$ 8,900	$ 400